American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
December 31, 2021

High-Yield - Schedule of Investments
DECEMBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 79.3%
Aerospace and Defense — 1.9%
Bombardier, Inc., 7.50%, 3/15/25(1)	305,000	311,095
Howmet Aerospace, Inc., 5.125%, 10/1/24	175,000	188,790
Rolls-Royce plc, 5.75%, 10/15/27(1)	250,000	276,725
TransDigm, Inc., 6.25%, 3/15/26(1)	1,000,000	1,040,640
TransDigm, Inc., 6.375%, 6/15/26	520,000	534,950
TransDigm, Inc., 4.625%, 1/15/29	500,000	499,245
		2,851,445
Airlines — 1.3%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	504,000	524,881
United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 7/15/27	218,214	227,500
United Airlines Holdings, Inc., 5.00%, 2/1/24	555,000	575,368
United Airlines, Inc., 4.625%, 4/15/29(1)	673,000	695,431
		2,023,180
Auto Components — 0.1%
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	160,000	171,781
Automobiles — 0.7%
Ford Motor Credit Co. LLC, 3.10%, 5/4/23	500,000	510,032
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	500,000	527,175
		1,037,207
Banks — 1.2%
Banco GNB Sudameris SA, VRN, 7.50%, 4/16/31(1)	700,000	697,484
CIT Group, Inc., VRN, 4.125%, 11/13/29	540,000	557,499
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	500,000	504,853
		1,759,836
Biotechnology — 0.7%
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)(2)	569,000	546,971
Grifols Escrow Issuer SA, 4.75%, 10/15/28(1)	520,000	531,373
		1,078,344
Building Products — 0.1%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	120,000	128,917
Capital Markets — 3.8%
Coinbase Global, Inc., 3.375%, 10/1/28(1)	299,000	279,813
Deutsche Bank AG, VRN, 4.30%, 5/24/28	910,000	935,226
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	1,150,000	1,184,195
Jane Street Group / JSG Finance, Inc., 4.50%, 11/15/29(1)	758,000	766,823
LPL Holdings, Inc., 4.625%, 11/15/27(1)	355,000	367,935
LPL Holdings, Inc., 4.375%, 5/15/31(1)	264,000	270,431
MSCI, Inc., 4.00%, 11/15/29(1)	420,000	439,597
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(1)	216,000	241,460
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)	183,000	188,700
Prospect Capital Corp., 3.71%, 1/22/26	720,000	732,912
Prospect Capital Corp., 3.44%, 10/15/28	360,000	346,693
		5,753,785
Chemicals — 2.5%
CF Industries, Inc., 4.95%, 6/1/43	500,000	604,284
Chemours Co. (The), 5.75%, 11/15/28(1)	400,000	419,248
Chemours Co. (The), 4.625%, 11/15/29(1)	400,000	397,506
Diamond BC BV, 4.625%, 10/1/29(1)	580,000	576,221

Olin Corp., 5.125%, 9/15/27	360,000	369,810
Olin Corp., 5.625%, 8/1/29	500,000	542,395
Tronox, Inc., 4.625%, 3/15/29(1)	490,000	490,274
Valvoline, Inc., 3.625%, 6/15/31(1)	500,000	484,888
		3,884,626
Commercial Services and Supplies — 1.1%
Clean Harbors, Inc., 4.875%, 7/15/27(1)	500,000	515,500
GFL Environmental, Inc., 4.00%, 8/1/28(1)	700,000	687,186
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	500,000	532,590
		1,735,276
Communications Equipment — 0.7%
CommScope Technologies LLC, 5.00%, 3/15/27(1)(2)	245,000	229,320
CommScope, Inc., 8.25%, 3/1/27(1)	795,000	817,991
		1,047,311
Consumer Finance — 2.2%
Ally Financial, Inc., 5.75%, 11/20/25	650,000	733,756
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)	687,000	728,732
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(1)	16,000	17,161
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)(2)	745,000	740,157
LFS Topco LLC, 5.875%, 10/15/26(1)	265,000	273,888
Navient Corp., 5.50%, 3/15/29	300,000	299,729
SLM Corp., 3.125%, 11/2/26	640,000	634,528
		3,427,951
Containers and Packaging — 1.8%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(3)	800,000	824,832
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, 4.00%, 9/1/29(1)	416,000	412,811
Ball Corp., 5.25%, 7/1/25	250,000	275,904
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	480,000	485,025
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	100,000	100,365
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	240,000	251,644
Sealed Air Corp., 5.125%, 12/1/24(1)	440,000	471,746
		2,822,327
Diversified Telecommunication Services — 1.3%
Hughes Satellite Systems Corp., 5.25%, 8/1/26	480,000	525,497
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	292,000	298,282
Telecom Italia Capital SA, 6.375%, 11/15/33	1,080,000	1,164,586
		1,988,365
Electric Utilities — 0.4%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	660,000	670,412
Electronic Equipment, Instruments and Components — 0.2%
Sensata Technologies BV, 5.00%, 10/1/25(1)	338,000	367,085
Energy Equipment and Services — 0.6%
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	250,000	241,822
Weatherford International Ltd., 8.625%, 4/30/30(1)	600,000	623,883
		865,705
Entertainment — 1.4%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	750,000	746,250
Netflix, Inc., 4.875%, 4/15/28	1,247,000	1,423,731
		2,169,981
Equity Real Estate Investment Trusts (REITs) — 4.7%
American Finance Trust, Inc. / American Finance Operating Partner LP, 4.50%, 9/30/28(1)	745,000	751,612
EPR Properties, 4.75%, 12/15/26	411,000	439,523
EPR Properties, 4.95%, 4/15/28	480,000	518,361
IIP Operating Partnership LP, 5.50%, 5/25/26	735,000	778,812
Iron Mountain, Inc., 4.875%, 9/15/29(1)	1,300,000	1,347,580

MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	475,000	508,243
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	840,000	879,883
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	350,000	354,477
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.875%, 5/15/29(1)	450,000	460,809
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	480,000	480,727
XHR LP, 4.875%, 6/1/29(1)	632,000	644,141
		7,164,168
Food and Staples Retailing — 1.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	350,000	351,292
Rite Aid Corp., 7.50%, 7/1/25(1)	773,000	795,448
Rite Aid Corp., 8.00%, 11/15/26(1)	169,000	172,577
United Natural Foods, Inc., 6.75%, 10/15/28(1)	550,000	589,751
		1,909,068
Food Products — 2.1%
Kraft Heinz Foods Co., 3.00%, 6/1/26	463,000	484,777
Kraft Heinz Foods Co., 4.375%, 6/1/46	500,000	586,775
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	355,000	364,912
MARB BondCo plc, 3.95%, 1/29/31(1)	750,000	717,472
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	500,000	493,335
US Foods, Inc., 4.75%, 2/15/29(1)	150,000	152,682
US Foods, Inc., 4.625%, 6/1/30(1)	436,000	441,581
		3,241,534
Health Care Equipment and Supplies — 1.1%
Avantor Funding, Inc., 3.875%, 11/1/29(1)	560,000	566,913
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)	350,000	355,502
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.375%, 6/1/25(1)	644,000	680,074
		1,602,489
Health Care Providers and Services — 5.4%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	485,000	510,482
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	450,000	446,715
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	480,000	499,200
Centene Corp., 4.625%, 12/15/29	320,000	345,661
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	400,000	423,820
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	52,000	56,232
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)(2)	127,000	124,640
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	750,000	765,210
DaVita, Inc., 4.625%, 6/1/30(1)	650,000	666,614
HCA, Inc., 7.69%, 6/15/25	500,000	591,294
IQVIA, Inc., 5.00%, 10/15/26(1)	485,000	498,335
LifePoint Health, Inc., 5.375%, 1/15/29(1)	800,000	797,152
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	420,000	433,316
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	100,000	103,893
Option Care Health, Inc., 4.375%, 10/31/29(1)	500,000	502,015
Team Health Holdings, Inc., 6.375%, 2/1/25(1)(2)	230,000	216,727
Tenet Healthcare Corp., 6.75%, 6/15/23	780,000	834,569
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	390,000	412,719
		8,228,594
Hotels, Restaurants and Leisure — 7.9%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	1,090,000	1,113,669
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.125%, 4/15/29(1)(2)	300,000	305,121
Boyd Gaming Corp., 4.75%, 12/1/27	400,000	408,714
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	929,000	930,946
Golden Nugget, Inc., 6.75%, 10/15/24(1)	610,000	610,793
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	670,000	686,134

International Game Technology plc, 5.25%, 1/15/29(1)	1,070,000	1,135,425
MGM Resorts International, 6.00%, 3/15/23	350,000	366,193
MGM Resorts International, 4.625%, 9/1/26	215,000	223,827
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	680,000	694,345
Penn National Gaming, Inc., 4.125%, 7/1/29(1)(2)	888,000	862,705
Scientific Games International, Inc., 5.00%, 10/15/25(1)	260,000	268,014
Scientific Games International, Inc., 8.25%, 3/15/26(1)	200,000	210,755
Scientific Games International, Inc., 7.25%, 11/15/29(1)	810,000	904,491
Six Flags Entertainment Corp., 4.875%, 7/31/24(1)	500,000	505,570
Station Casinos LLC, 4.625%, 12/1/31(1)	1,170,000	1,181,589
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	649,000	649,101
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)(2)	1,075,000	1,100,203
		12,157,595
Household Durables — 0.4%
Meritage Homes Corp., 5.125%, 6/6/27	230,000	253,651
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	325,000	326,120
		579,771
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., 4.625%, 2/1/29(1)	200,000	197,553
Insurance — 0.9%
SBL Holdings, Inc., 5.125%, 11/13/26(1)	655,000	713,239
SBL Holdings, Inc., VRN, 6.50%(1)(4)	680,000	671,500
		1,384,739
Life Sciences Tools and Services — 0.3%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	500,000	520,717
Machinery — 1.0%
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	750,000	762,589
Vertiv Group Corp., 4.125%, 11/15/28(1)	740,000	748,669
		1,511,258
Media — 8.4%
AMC Networks, Inc., 4.75%, 8/1/25	730,000	746,414
AMC Networks, Inc., 4.25%, 2/15/29	750,000	746,670
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	2,402,000	2,428,002
CSC Holdings LLC, 5.875%, 9/15/22	705,000	723,340
CSC Holdings LLC, 5.375%, 2/1/28(1)	350,000	362,941
CSC Holdings LLC, 7.50%, 4/1/28(1)	680,000	730,378
CSC Holdings LLC, 4.50%, 11/15/31(1)	365,000	361,029
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	500,000	512,600
DISH DBS Corp., 7.75%, 7/1/26	655,000	691,876
DISH DBS Corp., 5.25%, 12/1/26(1)	760,000	773,422
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	496,000	511,150
Gray Television, Inc., 5.875%, 7/15/26(1)	455,000	470,554
Nexstar Media, Inc., 5.625%, 7/15/27(1)	400,000	422,162
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	845,000	801,918
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	500,000	503,660
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	749,000	808,306
Univision Communications, Inc., 5.125%, 2/15/25(1)	375,000	379,217
ViacomCBS, Inc., VRN, 6.25%, 2/28/57	355,000	400,309
Ziggo BV, 5.50%, 1/15/27(1)	538,000	553,419
		12,927,367
Metals and Mining — 3.4%
Allegheny Technologies, Inc., 4.875%, 10/1/29(2)	690,000	691,728
Cleveland-Cliffs, Inc., 7.00%, 3/15/27	400,000	416,228
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)(2)	575,000	587,351
Freeport-McMoRan, Inc., 4.125%, 3/1/28	310,000	322,070

Freeport-McMoRan, Inc., 4.625%, 8/1/30	80,000	85,933
Freeport-McMoRan, Inc., 5.40%, 11/14/34	655,000	798,386
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	800,000	788,212
Novelis Corp., 3.875%, 8/15/31(1)	251,000	249,822
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	250,000	255,312
Teck Resources Ltd., 6.25%, 7/15/41	465,000	617,954
United States Steel Corp., 6.875%, 3/1/29	300,000	323,358
		5,136,354
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	595,000	610,889
Multi-Utilities — 0.4%
Sempra Energy, VRN, 4.125%, 4/1/52	650,000	658,627
Multiline Retail — 0.2%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)(2)	250,000	266,975
Oil, Gas and Consumable Fuels — 7.5%
Aker BP ASA, 3.75%, 1/15/30(1)	250,000	265,002
Antero Resources Corp., 7.625%, 2/1/29(1)	417,000	463,531
Antero Resources Corp., 5.375%, 3/1/30(1)	370,000	396,153
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	750,000	795,780
Comstock Resources, Inc., 5.875%, 1/15/30(1)	740,000	759,725
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	460,000	470,810
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	800,000	831,216
Devon Energy Corp., 5.25%, 10/15/27	325,000	342,872
EnLink Midstream Partners LP, 4.85%, 7/15/26	350,000	368,757
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	365,000	380,138
MEG Energy Corp., 6.50%, 1/15/25(1)	102,000	103,768
MEG Energy Corp., 5.875%, 2/1/29(1)	375,000	393,131
Occidental Petroleum Corp., 6.375%, 9/1/28	1,200,000	1,426,464
Occidental Petroleum Corp., 3.50%, 8/15/29	500,000	514,515
Occidental Petroleum Corp., 6.125%, 1/1/31	750,000	912,510
Occidental Petroleum Corp., 6.45%, 9/15/36	500,000	638,500
Petrorio Luxembourg Sarl, 6.125%, 6/9/26(1)(2)	400,000	401,696
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	650,000	670,582
SM Energy Co., 5.00%, 1/15/24	365,000	363,931
Southwestern Energy Co., 6.45%, 1/23/25	76,000	83,614
Southwestern Energy Co., 5.375%, 3/15/30	850,000	912,254
		11,494,949
Paper and Forest Products — 1.0%
Glatfelter Corp., 4.75%, 11/15/29(1)	600,000	619,638
Sylvamo Corp., 7.00%, 9/1/29(1)	800,000	836,932
		1,456,570
Personal Products — 0.2%
Avon Products, Inc., 6.50%, 3/15/23	280,000	293,930
Pharmaceuticals — 3.6%
180 Medical, Inc., 3.875%, 10/15/29(1)	700,000	709,755
AdaptHealth LLC, 4.625%, 8/1/29(1)	375,000	375,568
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	571,000	582,326
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	150,000	138,236
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	300,000	306,543
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	490,000	431,960
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.125%, 4/1/29(1)	750,000	736,481
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	750,000	788,813
Jazz Securities DAC, 4.375%, 1/15/29(1)	367,000	380,641
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	750,000	784,856

Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	300,000	282,471
		5,517,650
Road and Rail — 0.6%
Hertz Corp. (The), 5.00%, 12/1/29(1)	450,000	451,197
United Rentals North America, Inc., 4.875%, 1/15/28	500,000	526,300
		977,497
Semiconductors and Semiconductor Equipment — 0.2%
Microchip Technology, Inc., 4.25%, 9/1/25	348,000	361,480
Software — 0.3%
NCR Corp., 5.125%, 4/15/29(1)	470,000	487,395
Specialty Retail — 1.4%
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(1)	750,000	816,011
Rent-A-Center, Inc., 6.375%, 2/15/29(1)	480,000	501,082
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	100,000	101,120
Victoria's Secret & Co., 4.625%, 7/15/29(1)	750,000	768,022
		2,186,235
Technology Hardware, Storage and Peripherals — 0.3%
Seagate HDD Cayman, 3.125%, 7/15/29	385,000	377,000
Textiles, Apparel and Luxury Goods — 0.3%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	475,000	497,928
Thrifts and Mortgage Finance — 1.5%
Freedom Mortgage Corp., 8.25%, 4/15/25(1)	572,000	586,180
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	770,000	753,476
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	710,000	740,384
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(1)	276,000	274,300
		2,354,340
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%, 8/11/25(1)	255,000	280,636
Wireless Telecommunication Services — 2.3%
Sprint Corp., 7.875%, 9/15/23	380,000	419,036
Sprint Corp., 7.125%, 6/15/24	550,000	618,156
Sprint Corp., 7.625%, 2/15/25	280,000	322,354
T-Mobile USA, Inc., 4.75%, 2/1/28	1,067,000	1,124,863
T-Mobile USA, Inc., 3.50%, 4/15/31	329,000	342,854
T-Mobile USA, Inc., 3.50%, 4/15/31(1)	360,000	375,160
Vodafone Group plc, VRN, 4.125%, 6/4/81	290,000	287,558
		3,489,981
TOTAL CORPORATE BONDS (Cost $117,821,025)		121,656,823
PREFERRED STOCKS — 5.1%
Banks — 2.4%
Banco Santander SA, 4.75%	700,000	701,253
Barclays plc, 4.375%	289,000	283,798
Citigroup, Inc., 4.15%	790,000	804,812
Huntington Bancshares, Inc., 5.625%	550,000	629,750
ING Groep NV, 3.875%	465,000	443,494
SVB Financial Group, 4.25%	745,000	756,827
		3,619,934
Capital Markets — 1.3%
Bank of New York Mellon Corp. (The), 3.75%	755,000	759,583
Charles Schwab Corp. (The), Series H, 4.00%	300,000	303,375
Goldman Sachs Group, Inc. (The), 3.80%	199,000	198,502
Goldman Sachs Group, Inc. (The), 4.125%	756,000	768,994
		2,030,454

Consumer Finance — 0.4%
Ally Financial, Inc., 4.70%	365,000	377,154
Discover Financial Services, 5.50%	257,000	275,633
		652,787
Trading Companies and Distributors — 1.0%
Air Lease Corp., 4.125%	745,000	741,275
Aircastle Ltd., 5.25%(1)	750,000	768,750
		1,510,025
TOTAL PREFERRED STOCKS (Cost $7,732,481)		7,813,200
EXCHANGE-TRADED FUNDS — 4.2%
iShares Broad USD High Yield Corporate Bond ETF	70,700	2,912,133
SPDR Blackstone Senior Loan ETF	79,300	3,618,459
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,558,813)		6,530,592
BANK LOAN OBLIGATIONS(5) — 0.8%
Food Products — 0.2%
United Natural Foods, Inc., Term Loan B, 3.35%, (1-month LIBOR plus 3.25%), 10/22/25	343,842	344,368
Media — 0.2%
DirecTV Financing, LLC, Term Loan, 5.75%, (3-month LIBOR plus 5.00%), 8/2/27	246,788	247,333
Pharmaceuticals — 0.4%
Bausch Health Companies Inc., 2018 Term Loan B, 3.10%, (1-month LIBOR plus 3.00%), 6/2/25	168,732	168,163
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 2.25%, (1-month LIBOR plus 1.75%), 3/15/28	457,700	456,759
		624,922
TOTAL BANK LOAN OBLIGATIONS (Cost $1,214,807)		1,216,623
CONVERTIBLE BONDS — 0.5%
Airlines — 0.5%
Spirit Airlines, Inc., 1.00%, 5/15/26(2) (Cost $760,271)	825,000	715,308
ASSET-BACKED SECURITIES — 0.1%
UAL Pass-Through Trust, Series 2007-1, 6.64%, 1/2/24 (Cost $135,191)	134,963	138,000
TEMPORARY CASH INVESTMENTS — 8.2%
Landesbank Baden-Wuerttemberg, 0.06%, 1/3/22(1)(6)	4,138,000	4,137,974
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $1,669,748), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $1,636,645)		1,636,644
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 5/15/41, valued at $5,566,153), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $5,457,005)		5,457,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,393,496	1,393,496
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,625,126)		12,625,114
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(7) — 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $5,463,655)	5,463,655	5,463,655
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $152,311,369)		156,159,315
OTHER ASSETS AND LIABILITIES — (1.8)%		(2,808,105)
TOTAL NET ASSETS — 100.0%		$153,351,210

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $86,711,448, which represented 56.5% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,294,000. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)The security's rate was paid in cash at the last payment date.
(4)Perpetual maturity with no stated maturity date.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)The rate indicated is the yield to maturity at purchase.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,463,655.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	121,656,823	—
Preferred Stocks	—	7,813,200	—
Exchange-Traded Funds	6,530,592	—	—
Bank Loan Obligations	—	1,216,623	—
Convertible Bonds	—	715,308	—
Asset-Backed Securities	—	138,000	—
Temporary Cash Investments	1,393,496	11,231,618	—
Temporary Cash Investments - Securities Lending Collateral	5,463,655	—	—
	13,387,743	142,771,572	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.